Offerings - Offering: 1	Oct. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C2, Commercial Mortgage Pass-Through Certificates, Series 2025-5C2
Amount Registered | shares	634,167,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 634,167,000
Amount of Registration Fee	$ 87,578.47
Offering Note
(1)	This is the final prospectus for the Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C2, Commercial Mortgage Pass-Through Certificates, Series 2025-5C2 offering.
(2)	Estimated solely for the purpose of calculating the registration fee.
(3)	Payment of this registration fee was made in connection with the filing of the preliminary prospectus (accession number: 0001539497-25-002756).